Schedule of Basic and Diluted Net Loss Per Share (Details) - USD ($) $ / shares in Units, $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Earnings Per Share [Abstract]
Net loss	$ (4,673)	$ (860)	$ (4,887)	$ (3,657)
Weighted average number of ordinary shares outstanding basic	2,000	1,000	2,000	1,000
Weighted average number of ordinary shares outstanding diluted	2,000	1,000	2,000	1,000
Net loss per share basic	$ (2,337)	$ (860)	$ (2,444)	$ (3,657)
Net loss per share diluted	$ (2,337)	$ (860)	$ (2,444)	$ (3,657)